Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2021
Long-Term Debt [Abstract]
Long-term Debt
The amount of long-term debt shown in the accompanying consolidated balance sheets is analyzed as follows:

	June 30, 2021	Current	Non-current	December 31, 2020	Current	Non-current

Nordea Bank secured term loan	$26,272	$3,739	$22,533	$28,142	$3,740	$24,402
Piraeus Bank secured term loan	27,872	4,171	23,701	29,958	4,171	25,787
less unamortized deferred financing costs	(360)	(133)	(227)	(434)	(143)	(291)
Total debt, net of deferred financing costs	$53,784	$7,777	$46,007	$57,666	$7,768	$49,898

Maturities of Debt Facilities
As at June 30, 2021, the maturities of the debt facilities described above, are as follows:

Principal Repayment

July 1, 2021 through June 30, 2022	$7,911
July 1, 2022 through June 30, 2023	7,911
July 1, 2023 through June 30, 2024	7,911
July 1, 2024 through December 31, 2024	30,411
Total	$54,144